Organization and Basis of Presentation (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization and Basis of Presentation (Details) [Line Items]
Net loss attributable to Class A common stock	$ (1,820,365)	$ (6,361,265)	$ (1,531,491)	$ (2,668,889)	$ 4,845,069
Net cash provided by (used in) operating activities		(2,263,438)	(10,151,989)	(8,716,717)	11,977,134
Cash and cash equivalents		2,894,103		5,634,115	8,022,306
Heliogen, Inc. [Member]
Organization and Basis of Presentation (Details) [Line Items]
Liquidity		30,100,000		36,900,000
Net loss attributable to Class A common stock		(6,359,000)	(15,225,000)	32,547,000	(129,598,000)
Net cash provided by (used in) operating activities		(8,430,000)	(14,313,000)	(38,849,000)	(71,644,000)
Cash and cash equivalents		$ 30,064,000	$ 58,235,000	36,949,000	$ 62,715,000
Heliogen, Inc. [Member]
Organization and Basis of Presentation (Details) [Line Items]
Net cash provided by (used in) operating activities				$ (38,800,000)